Performance Management	Feb. 24, 2026
Main BuyWrite ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund adopted the accounting history and performance of the predecessor mutual fund, the Main BuyWrite Fund (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and performance table below show the variability of the Fund’s and its Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares and its Predecessor Fund’s Class I shares for each calendar year since the Predecessor Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.mainmgtetfs.com or by calling 1-866-ETF-XPRT (1-866-383-9778).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows performance of the Fund’s shares and its Predecessor Fund’s Class I shares for each calendar year since the Predecessor Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2020	10.38%
Worst Quarter:	1st Quarter 2020	(18.91)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.38%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annualized Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Year(1)	Ten Years(1)
Return before taxes	8.77%	8.31%	5.94%
Return after taxes on distributions	6.38%	6.91%	5.17%
Return after taxes on distributions and sale of Fund shares	5.35%	5.97%	4.44%
S&P 500 Total Return Index(2)	17.88%	14.42%	14.82%

(1)	Performance returns include the performance of the Predecessor Fund’s Class I Shares.

(2)	The S&P 500 Total Return Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index does not reflect any fees or expenses
Performance Availability Website Address [Text]	www.mainmgtetfs.com
Performance Availability Phone [Text]	1-866-ETF-XPRT (1-866-383-9778)
Main Sector Rotation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.mainmgtetfs.com or by calling 1-866-ETF-XPRT (1-866-383-9778).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	2nd Quarter 2020	21.40%
Worst Quarter:	1st Quarter 2020	(23.32%)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Year	Since Inception (9/5/17)
Return before taxes	17.90%	13.73%	13.15%
Return after taxes on distributions	17.81%	13.55%	12.87%
Return after taxes on distributions and sale of Fund shares	10.66%	10.99%	10.78%
Index – S&P 500 Total Return Index*	17.88%	14.42%	14.99%

*	The S&P 500 Total Return Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index does not reflect any fees or expenses
Performance Availability Website Address [Text]	www.mainmgtetfs.com
Performance Availability Phone [Text]	1-866-ETF-XPRT (1-866-383-9778)
Main Thematic Innovation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.mainmgtetfs.com or by calling 1-866-ETF-XPRT (1-866- 383-9778).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	2nd Quarter 2025	32.26%
Worst Quarter:	2nd Quarter 2022	(23.21%)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	32.26%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Since Inception (1/28/2021)
Return before taxes	20.01%	0.09%
Return after taxes on distributions	20.00%	0.06%
Return after taxes on distributions and sale of Fund shares	11.85%	0.06%
Index – MSCI AC World Index*	22.34%	11.08%

*	The MSCI AC World Index (the “Index”) is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index does not reflect any fees or expenses
Performance Availability Website Address [Text]	www.mainmgtetfs.com
Performance Availability Phone [Text]	1-866-ETF-XPRT (1-866- 383-9778)
Main International ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.mainmgtetfs.com or by calling 1-866-ETF-XPRT (1-866- 383-9778).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2023	12.65%
Worst Quarter:	4th Quarter 2024	(5.27%)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.65%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.27%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Since Inception (12/1/2022)
Return before taxes	29.08%	14.79%
Return after taxes on distributions	28.16%	13.69%
Return after taxes on distributions and sale of Fund shares	17.62%	11.23%
Index – MSCI ACWI ex USA Net® (USD)*	32.38%	15.81%

*	The MSCI ACWI ex USA Net Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 1,973 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	index does not reflect any fees or expenses
Performance Availability Website Address [Text]	www.mainmgtetfs.com
Performance Availability Phone [Text]	1-866-ETF-XPRT (1-866- 383-9778)